LAND USE RIGHTS, NET (Details Textual) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2014 USD ($)	Sep. 30, 2014 Use Rights [Member] CNY	Sep. 30, 2013 Use Rights [Member] CNY	Sep. 30, 2012 Use Rights [Member] CNY	Sep. 30, 2014 Asset Pledged As Collateral [Member] CNY	Sep. 30, 2013 Asset Pledged As Collateral [Member] CNY
Land use rights, net	31,799	33,205		$ 5,169				14,972	14,676
Amortization of Intangible Assets	5,665	4,960	5,846		1,027	942	892